Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenues from products and services, and gross profit
	For The Years Ended
	December 31,
	2021	2020	2019
Segment revenue:
Sales of cryptocurrency mining machine and standardized computing equipment	$36,709,931	$-	$-
Technical support plans	-	53,305	83,731
Software customization services	-	-	246,269
Total revenue from continuing operations	36,709,931	53,305	330,000
Total revenue from discontinued operations	$-	$-	$379,630
Cost of revenue
Sales of cryptocurrency mining machine and standardized computing equipment	$(30,112,363)	$-	$-
Technical support plans	-	(38,534)	(60,529)
Software customization services	-	-	(162,269)
Total cost of revenue from continuing operations	(30,112,363)	(38,534)	(222,798)
Total cost of revenue from discontinued operations	$-	$-	$(199,888)

Gross profit	$6,597,568	$14,771	$286,944